PIA BBB BOND FUND
Schedule of Investments - February 28, 2021 (Unaudited)

Principal
Amount/Shares			Value
	ASSET-BACKED SECURITIES	0.2%
	United Airlines 2020-1, Pass Through Trust, Class B
$500,000	4.875%, due 7/15/27		$517,085
	Total Asset-Backed Securities (cost $500,000)		517,085

	CORPORATE BONDS	90.9%
	Aerospace & Defense	2.8%
	Boeing Co.
2,450,000	5.15%, due 5/1/30		2,842,731
1,400,000	5.705%, due 5/1/40		1,743,480
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30		1,176,607
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27		1,109,725
1,000,000	4.35%, due 4/15/47		1,198,670
			8,071,213
	Agricultural Chemicals	0.5%
	Mosaic Co.
785,000	3.75%, due 11/15/21		796,867
	Nutrien Ltd.
700,000	2.95%, due 5/13/30		743,407
			1,540,274
	Agriculture	0.2%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27		669,612
	Airlines	0.9%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24		1,995,589
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27		584,300
			2,579,889
	Auto Parts	0.2%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		633,956
	Autos	0.5%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		876,234
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27		517,188
			1,393,422
	Banks	4.0%
	Barclays Bank PLC
1,000,000	4.836%, due 5/9/28		1,135,105
	Citigroup, Inc.
1,700,000	4.45%, due 9/29/27		1,955,359
540,000	5.30%, due 5/6/44		706,714
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26		1,109,501
	Credit Suisse Group AG
1,050,000	4.55%, due 4/17/26		1,207,881
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38		370,382
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26		908,622
	Natwest Group PLC
1,700,000	4.269% (3 Month LIBOR USD + 1.762%), due 3/22/25 (h)		1,863,097
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29		2,068,797
			11,325,458
	Beverages	0.6%
	Constellation Brands, Inc.
700,000	2.875%, due 5/1/30		733,076
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30		1,077,584
			1,810,660
	Biotechnology	1.9%
	Amgen, Inc.
1,000,000	2.20%, due 2/21/27		1,041,082
1,006,000	4.663%, due 6/15/51		1,254,310
	Biogen, Inc.
700,000	2.25%, due 5/1/30		697,197
	Gilead Sciences, Inc.
2,200,000	1.65%, due 10/1/30		2,105,638
500,000	2.60%, due 10/1/40		470,889
			5,569,116
	Broker	1.3%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,377,081
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,443,180
	Morgan Stanley
900,000	4.875%, due 11/1/22		965,059
			3,785,320
	Brokerage Assetmanagers Exchanges	0.4%
	Brightsphere Investment Group, Inc.
1,000,000	4.80%, due 7/27/26		1,091,446
	Building Materials	0.4%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31		246,306
	Masco Corp.
1,000,000	2.00%, due 10/1/30		975,753
			1,222,059
	Cable & Satellite	1.0%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	2.80%, due 4/1/31		1,009,611
1,000,000	2.30%, due 2/1/32		952,857
1,000,000	3.90%, due 6/1/52		968,328
			2,930,796
	Cellular Telecom	2.1%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30 (c)		1,758,960
2,600,000	2.25%, due 11/15/31 (c)		2,501,915
	Vodafone Group Plc
1,400,000	4.375%, due 5/30/28		1,633,637
			5,894,512
	Chemicals	0.4%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29		1,203,962
	Chemicals-Diversified	0.4%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28		1,184,904
	Commercial Finance	0.2%
	Air Lease Corp.
450,000	2.875%, due 1/15/26		467,329
	Commercial Services	1.1%
	Global Payments, Inc.
500,000	1.20%, due 3/1/26		495,102
	PayPal Holdings, Inc.
1,100,000	2.30%, due 6/1/30		1,123,067
	Quanta Services, Inc.
1,500,000	2.90%, due 10/1/30		1,551,328
			3,169,497

	Communications	0.2%
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36		678,311
	Communications Equipment	0.3%
	Harris Corp.
500,000	6.15%, due 12/15/40		726,216
	Computers	0.4%
	Dell International LLC / EMC Corp.
500,000	6.20%, due 7/15/30 (c)		632,792
	HP, Inc.
500,000	3.40%, due 6/17/30		536,953
			1,169,745
	Construction Materials Manufacturing	0.2%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27		708,445
	Consumer Finance	0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25		557,430
	Consumer Products	0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27		547,718
	Diversified Banks	0.4%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		1,092,456
	Diversified Financial Services	3.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,000,000	4.50%, due 9/15/23		1,079,795
	Blackstone Secured Lending Fund
1,000,000	3.625%, due 1/15/26 (c)		1,034,144
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27		1,554,853
	GE Capital Funding LLC
500,000	4.05%, due 5/15/27 (c)		562,571
2,600,000	4.40%, due 5/15/30 (c)		2,970,841
	GE Capital International Funding Co. Unlimited Co.
800,000	4.418%, due 11/15/35		907,732
	Intercontinental Exchange, Inc.
1,000,000	1.85%, due 9/15/32		946,231
			9,056,167
	Diversified Manufacturing Operations	0.2%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29		598,997
	Electric - Integrated	3.4%
	DTE Energy Co.
600,000	1.05%, due 6/1/25		596,815
	Duke Energy Corp.
950,000	2.45%, due 6/1/30		963,063
	Exelon Generation Co LLC
2,000,000	3.25%, due 6/1/25		2,143,068
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30		658,624
	NextEra Energy Capital Holdings, Inc.
500,000	2.75%, due 5/1/25		532,726
400,000	2.25%, due 6/1/30		402,190
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50		4,499,912
			9,796,398
	Electric Utilities	0.6%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21		502,800
470,000	4.90%, due 8/1/41		583,855
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		502,200
			1,588,855
	Electrical Equipment Manufacturing	0.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26		818,222
	Electronic Components and Semiconductors	1.0%
	Broadcom, Inc.
1,500,000	4.70%, due 4/15/25		1,690,373
1,071,000	4.15%, due 11/15/30		1,178,888
			2,869,261
	Electronics	0.2%
	Roper Technologies, Inc.
650,000	1.40%, due 9/15/27		641,239
	Environmental Control	1.0%
	Republic Services, Inc.
3,000,000	0.875%, due 11/15/25		2,958,695
	Exploration & Production	0.2%
	Apache Corp.
600,000	4.75%, due 4/15/43		587,406
	Finance	0.3%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		950,701
	Finance Companies	0.4%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24		1,071,083
	Financial Services	0.5%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		680,296
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		762,615
			1,442,911
	Food	0.6%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,700,478
	Food - Confectionery	0.7%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31		1,871,822
	Food - Meat products	0.3%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29		696,363
	Food - Retail	0.4%
	Kroger Co.
1,000,000	2.20%, due 5/1/30		1,006,226
	Food and Beverage	2.1%
	Anheuser-Busch InBev Worldwide, Inc.
1,500,000	4.00%, due 4/13/28		1,699,183
1,600,000	4.35%, due 6/1/40		1,853,321
2,100,000	4.50%, due 6/1/50		2,399,106
			5,951,610

	Food Wholesale/Distribution	0.3%
	Sysco Corp.
700,000	5.95%, due 4/1/30		895,268
	Gaming	0.2%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29		528,812
	General Industrial Machinery	0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30		1,057,524
	Hand & Machine Tools	0.1%
	Kennametal, Inc.
330,000	2.80%, due 3/1/31		329,801
	Hardware	0.4%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)		1,076,698
	Health and Personal Care Stores	2.1%
	CVS Health Corp.
1,000,000	2.625%, due 8/15/24		1,062,602
620,000	3.875%, due 7/20/25		688,700
2,150,000	3.75%, due 4/1/30		2,401,740
500,000	5.125%, due 7/20/45		627,559
1,000,000	5.05%, due 3/25/48		1,253,730
			6,034,331
	Health Care Facilities and Services	0.3%
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		692,505
	Healthcare	0.1%
	DH Europe Finance II
350,000	2.60%, due 11/15/29		364,090
	Healthcare - Products	1.1%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30		577,263
	Danaher Corp.
1,000,000	2.60%, due 10/1/50		911,691
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25		751,550
	Thermo Fisher Scientific, Inc.
600,000	4.497%, due 3/25/30		711,210
			2,951,714
	Healthcare - Services	0.8%
	CommonSpirit Health
600,000	2.782%, due 10/1/30		622,665
	HCA, Inc.
1,000,000	4.125%, due 6/15/29		1,126,589
	Humana, Inc.
500,000	4.875%, due 4/1/30		601,343
			2,350,597
	Healthcare REITs	0.6%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29		1,038,984
	Welltower, Inc.
700,000	2.75%, due 1/15/31		716,851
			1,755,835
	Information Technology	0.3%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		803,377
	Insurance	2.0%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,108,217
115,000	3.40%, due 6/30/30		125,785
100,000	6.25%, due 3/15/87 (f)		111,247
	Anthem, Inc.
1,000,000	2.375%, due 1/15/25		1,051,675
600,000	4.65%, due 8/15/44		733,159
	Aon Corp.
600,000	2.80%, due 5/15/30		631,432
	AXA SA
500,000	8.60%, due 12/15/30		777,157
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		135,726
	Markel Corp.
20,000	4.90%, due 7/1/22		21,166
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)		1,081,680
			5,777,244
	Integrated Oils	0.3%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		964,584
	Life Insurance	0.4%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48		1,246,063
	Machinery	0.3%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		931,140
	Media	1.9%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30		1,095,363
	Fox Corp.
975,000	4.709%, due 1/25/29		1,140,150
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		414,673
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,203,455
	Viacom Inc.
700,000	3.875%, due 4/1/24		759,013
610,000	4.375%, due 3/15/43		683,806
			5,296,460
	Medical Equipment and Supplies Manufacturing	0.8%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44		771,149
	Smith & Nephew PLC
1,400,000	2.032%, due 10/14/30		1,360,092
			2,131,241
	Medical Products	0.4%
	Stryker Corp.
700,000	1.95%, due 6/15/30		689,246
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26		540,858
			1,230,104
	Metals	0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		1,061,198
	Metals and Mining	0.6%
	Newmont Corp.
66,000	3.70%, due 3/15/23		69,473
800,000	4.875%, due 3/15/42		1,016,723
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		536,822
			1,623,018

	Nondepository Credit Intermediation	1.9%
	General Motors Co.
400,000	5.20%, due 4/1/45		473,084
	General Motors Financial Co., Inc.
600,000	4.00%, due 1/15/25		654,634
1,300,000	3.60%, due 6/21/30		1,399,218
3,000,000	2.35%, due 1/8/31		2,905,373
			5,432,309
	Office Property REITs	0.5%
	Alexandria Real Estate Equities, Inc.
650,000	1.875%, due 2/1/33		609,228
	Boston Properties LP
675,000	3.25%, due 1/30/31		710,690
			1,319,918
	Oil and Gas	3.4%
	Chevron USA, Inc.
533,000	3.90%, due 11/15/24		590,654
	Enterprise Products Operating LLC
1,200,000	2.80%, due 1/31/30		1,255,174
850,000	4.85%, due 8/15/42		1,001,803
	Hess Corp.
800,000	5.60%, due 2/15/41		952,849
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35		1,599,303
	Kinder Morgan, Inc.
600,000	2.00%, due 2/15/31		570,723
700,000	5.55%, due 6/1/45		853,018
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,093,716
	Pioneer Natural Resources Co.
1,000,000	2.15%, due 1/15/31		968,714
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		859,126
			9,745,080
	Oil and Gas Extraction	0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		843,168
	Oil and Gas Services and Equipment	0.4%
	Halliburton Co.
62,000	3.80%, due 11/15/25		68,942
1,000,000	2.92%, due 3/1/30		1,022,448
			1,091,390
	Oil Refining & Marketing	0.3%
	Phillips 66
950,000	1.30%, due 2/15/26		949,839
	Packaging & Containers	0.6%
	Berry Global, Inc.
1,000,000	1.57%, due 1/15/26 (c)		1,001,930
	WRKCo, Inc.
500,000	3.90%, due 6/1/28		563,772
			1,565,702
	Paper	0.7%
	International Paper Co.
700,000	6.00%, due 11/15/41		977,079
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,154,413
			2,131,492
	Pharmaceuticals	5.0%
	AbbVie, Inc.
850,000	3.45%, due 3/15/22		872,259
1,700,000	3.20%, due 11/21/29		1,830,209
2,200,000	4.55%, due 3/15/35		2,635,466
800,000	4.40%, due 11/6/42		946,099
268,000	4.75%, due 3/15/45		324,838
	AstraZeneca Plc
1,200,000	1.375%, due 8/6/30		1,123,846
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27		137,209
	Cigna Corp.
500,000	4.50%, due 2/25/26		573,326
1,600,000	2.40%, due 3/15/30		1,617,492
600,000	3.40%, due 3/15/50		605,694
	Mylan N.V.
1,000,000	3.15%, due 6/15/21		1,005,958
	Shire Acquisitions Investments Ireland DAC
1,500,000	2.875%, due 9/23/23		1,583,821
	Viatris, Inc.
600,000	2.70%, due 6/22/30 (c)		605,352
	Zoetis, Inc.
600,000	2.00%, due 5/15/30		589,421
			14,450,990
	Pipeline Transportation of Crude Oil	0.4%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		529,270
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		541,175
			1,070,445
	Pipeline Transportation of Natural Gas	0.9%
	Williams Companies, Inc.
1,000,000	2.60%, due 3/15/31		996,545
	Williams Partners L.P.
800,000	3.90%, due 1/15/25		871,226
500,000	5.10%, due 9/15/45		588,110
			2,455,881
	Pipelines	3.0%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,146,176
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29		1,063,495
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		720,179
1,000,000	7.60%, due 2/1/24		1,144,407
	MPLX LP
1,315,000	4.25%, due 12/1/27		1,495,668
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,242,462
	Plains All American Pipeline LP / PAA Finance Corp.
546,000	3.80%, due 9/15/30		565,616
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30		1,250,472
			8,628,475
	Property & Casualty Insurance	1.5%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31		1,987,309
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,608,643
	Mercury General Corp.
500,000	4.40%, due 3/15/27		560,605
			4,156,557

	Railroad	1.2%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		747,196
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		755,126
	Union Pacific Corp.
1,000,000	2.40%, due 2/5/30		1,030,579
800,000	3.25%, due 2/5/50		816,457
			3,349,358
	Real Estate	1.9%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28		1,119,767
	Columbia Property Trust Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26		1,043,834
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27		554,365
600,000	2.25%, due 1/15/31		585,558
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26		1,098,459
	STORE Capital Corp.
810,000	4.50%, due 3/15/28		905,297
			5,307,280
	Real Estate Investment Trusts	0.2%
	Ventas Realty LP
500,000	3.75%, due 5/1/24		542,242
	Refining & Marketing	0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		543,770
	REITs-Diversified	0.2%
	Equinix, Inc.
500,000	1.55%, due 3/15/28		489,158
	REITS - Warehouse/Industrial	0.3%
	Duke Realty L.P.
1,000,000	1.75%, due 2/1/31		965,306
	Residential Building	0.7%
	DR Horton, Inc.
2,000,000	2.60%, due 10/15/25		2,116,176
	Restaurants	1.0%
	McDonald's Corp.
1,100,000	3.50%, due 7/1/27		1,226,200
550,000	4.875%, due 12/9/45		688,247
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30		1,030,238
			2,944,685
	Retail	1.5%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		216,341
	Lowe's Cos, Inc.
1,000,000	4.50%, due 4/15/30		1,184,422
500,000	1.70%, due 10/15/30		478,484
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		796,176
	Tractor Supply Co.
500,000	1.75%, due 11/1/30		477,069
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		1,124,301
			4,276,793
	Retail - Auto Parts	0.2%
	Genuine Parts Co.
500,000	1.875%, due 11/1/30		472,665
	Retail REITs	0.4%
	VEREIT Operating Partnership LP
1,000,000	3.10%, due 12/15/29		1,043,802
	Software	0.7%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		728,820
600,000	3.85%, due 6/1/25		661,409
	VMware, Inc.
550,000	4.65%, due 5/15/27		628,001
			2,018,230
	Software & Services	0.5%
	Equifax, Inc.
200,000	2.30%, due 6/1/21		200,658
500,000	3.10%, due 5/15/30		531,763
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)		805,498
			1,537,919
	Telecommunications	2.5%
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (d)		1,349,786
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (e)		522,334
	France Telecom SA
575,000	5.375%, due 1/13/42		765,545
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		478,178
	Juniper Networks, Inc.
3,000,000	2.00%, due 12/10/30		2,819,075
	Telefonica Emisiones SA
989,000	5.00%, due 3/15/44		1,254,040
			7,188,958
	Tobacco	1.4%
	Altria Group, Inc.
148,000	4.80%, due 2/14/29		172,889
1,600,000	3.40%, due 5/6/30		1,709,076
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28		994,822
600,000	4.54%, due 8/15/47		609,908
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25		668,681
			4,155,376
	Transportation	1.1%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,992,297
	FedEx Corp.
1,000,000	4.25%, due 5/15/30		1,159,767
			3,152,064
	Transportation and Logistics	0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28		488,570
	Travel & Lodging	0.2%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		641,509

	Trucking & Leasing	0.4%
	GATX Corp.
1,300,000	1.90%, due 6/1/31		1,235,861
	Utilities	0.6%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		543,009
	Southern Co.
1,000,000	3.25%, due 7/1/26		1,086,414
			1,629,423
	Utilities - Gas	0.2%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		695,467
	Waste and Environment Services and Equipment	0.6%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		755,146
1,000,000	1.50%, due 3/15/31		940,433
			1,695,579
	Water	0.2%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30		688,213
	Wireless	0.5%
	American Tower Corp.
500,000	2.75%, due 1/15/27		525,825
1,000,000	1.875%, due 10/15/30		953,934
			1,479,759
	Wirelines	5.1%
	AT&T, Inc.
500,000	4.05%, due 12/15/23 (b)		549,408
1,400,000	2.30%, due 6/1/27		1,445,776
875,000	2.55%, due 12/1/33 (c)		839,420
1,700,000	3.10%, due 2/1/43		1,589,003
2,368,000	3.50%, due 9/15/53 (c)		2,148,268
1,196,000	3.55%, due 9/15/55 (c)		1,087,559
727,000	3.80%, due 12/1/57 (c)		686,976
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27		1,082,031
2,550,000	3.15%, due 3/22/30		2,724,905
1,500,000	4.862%, due 8/21/46		1,842,839
600,000	2.987%, due 10/30/56 (c)		534,667
			14,530,852
	Total Corporate Bonds (cost $249,029,507)		259,762,045

	SOVEREIGN BONDS	5.4%
	Republic of Colombia
600,000	3.875%, due 4/25/27		649,242
600,000	3.125%, due 4/15/31		598,050
890,000	7.375%, due 9/18/37		1,185,925
	Republic of Indonesia
500,000	3.85%, due 10/15/30		552,858
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,211,899
	Republic of Panama
1,700,000	2.252%, due 9/29/32		1,627,750
750,000	6.70%, due 1/26/36		1,011,041
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,453,520
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		2,015,474
	Republic of Uruguay
139,828	8.00%, due 11/18/22		152,063
800,000	4.375%, due 1/23/31		925,260
	United Mexican States
1,300,000	4.50%, due 4/22/29		1,459,751
2,490,000	4.75%, due 3/8/44		2,643,894
	Total Sovereign Bonds (cost $15,039,818)		15,486,727

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	2.0%
	U.S. Treasury Bonds
5,020,000	1.25%, due 5/15/50		3,986,586
	U.S. Treasury Notes
1,900,000	0.625%, due 5/15/30		1,770,600
	Total U.S. Government Agencies & Instrumentalities (cost $6,467,320)		5,757,186

	MONEY MARKET FUND	1.0%
2,914,922	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		2,914,922
	Total Money Market Fund (cost $2,914,922)		2,914,922

	Total Investments (cost $273,951,567)	99.5%	284,437,965
	Other Assets less Liabilities	0.5%	1,524,329
	TOTAL NET ASSETS	100.0%	$285,962,294

(a)	Rate shown is the 7-day annualized yield as of February 28, 2021.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest
	rate shown is the rate in effect as of February 28, 2021, and remains in effect until the bond's maturity date.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2021, the value of these investments was $17,442,093 or 6.10% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by
	Standard & Poor's or Moody's Investors Service, Inc. Coupon rate decreases by 25 basis points for each
	upgrade. The minimum coupon rate is 8.625%.
(e)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
	Coupon rate increases by 50 basis points if both Standard & Poor's and Moody's ratings are downgraded to
	less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.
(f)	Coupon rate shown is the rate in effect as of February 28, 2021, and remains in effect until March 2037,
	after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not
	called, until final maturity date.
(g)	Coupon rate shown is the rate in effect as of February 28, 2021, and remains in effect until December 2031,
	after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not
	called, until final maturity date.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of February 28, 2021.
	Basis point = 1/100th of a percent.
	LIBOR = London Interbank Offered Rate

Country Allocation
Country	% of Net Assets
United States	84.5%
United Kingdom	3.3%
Canada	2.1%
Mexico	2.0%
Ireland	1.3%
Colombia	1.2%
Panama	0.9%
Netherlands	0.9%
Philippines	0.7%
France	0.5%
Peru	0.5%
Italy	0.4%
Guernsey	0.4%
Germany	0.4%
Uruguay	0.4%
Spain	0.2%
Indonesia	0.2%
Luxembourg	0.1%
100.0%

PIA BBB Bond Fund
Summary of Fair Value Disclosure at February 28, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021:

PIA BBB Bond Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$517,085	$-	$517,085
Corporate Bonds	-	259,762,045	-	259,762,045
Sovereign Bonds	-	15,486,727	-	15,486,727
U.S. Government Agencies and Instrumentalities	-	5,757,186	-	5,757,186
Total Fixed Income	-	281,523,043	-	281,523,043
Money Market Fund	2,914,922	-	-	2,914,922
Total Investments	$2,914,922	$281,523,043	$-	$284,437,965

Refer to the Fund’s schedule of investments for a detailed break-out of securities.